ADMINISTRATOR AND SUB-ADVISER
   AQUILA MANAGEMENT CORPORATION
   380 Madison Avenue, Suite 2300
   New York, New York 10017

BOARD OF TRUSTEES
   Lacy B. Herrmann, Chairman
   Tucker Hart Adams
   Arthur K. Carlson
   Diana P. Herrmann
   Cornelius T. Ryan

OFFICERS
   Lacy B. Herrmann, President
   Barbara S. Walchli, Senior Vice President and
      Portfolio Manager
   James M. McCullough, Senior Vice President
   Kimball L. Young, Senior Vice President
   Christine L. Neimeth, Vice President
   Emily T. Rae, Vice President
   Alan R. Stockman, Vice President
   Rose F. Marotta, Chief Financial Officer
   Joseph P. DiMaggio, Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC Inc.
   400 Bellevue Parkway
   Wilmington, Delaware 19809

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.



SEMI-ANNUAL
REPORT

JUNE 30, 2002


[Logo of Aquila Rocky Mountain Equity Fund: a rectangle with a drawing of two mountains and the words "Aquila Rocky Mountain Equity Fund"]


                        A CAPITAL APPRECIATION INVESTMENT

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILA(SM) GROUP OF FUNDS

[Logo of Aquila Rocky Mountain Equity Fund: a rectangle with a drawing of two mountains and the words "Aquila Rocky Mountain Equity Fund"]

                        AQUILA ROCKY MOUNTAIN EQUITY FUND

                               SEMI-ANNUAL REPORT

                       "USING DISCIPLINES TO CONTROL RISK"


                                                                  August 1, 2002

Dear Fellow Shareholder:

     Read any newspaper or magazine, listen to any radio or TV program, and you come away with the fact that it is a challenging world in terms of securities markets.

     Despite this situation, the portfolio management of Aquila Rocky Mountain Equity Fund continues to use disciplines to control risk. The share price of the Fund was down during the first six months of this year ending June 30, 2002. However, its decline was significantly less than the markets, in general, as measured by most indices.

     As we pointed out in our Annual Report, it is very difficult to not have the share price go down when the overall market is going down. However, through the various disciplines we have developed, we strive to moderate downward movement of the Fund's share price. As we pointed out to you, when one loses money in a down market, it takes a larger percentage upward just to get even. Therefore, we try very hard to control the degree of loss that we may incur when the market goes down.

     This approach involves diversifying our investments over a variety of sectors, making sure that we don't have too large a position in any one security, and selecting companies which have strong or improving balance sheets, have a high participation by management in their ownership and which are growing their earnings and have the potential for further growth in their earnings at above the average rate in the future.

     As of June 30, the asking price of Aquila Rocky Mountain Equity Fund had only declined by 6.35%. By comparison, over the same period, the DJIA declined 6.91%. The Standard & Poor's 500 was off by 13.16%. The NASDAQ declined 24.84%. And, the Russell 2000, which represents the small capitalization of the market was also off by 4.69%. In other words, the share price of Aquila Rocky Mountain Equity Fund outperformed the majority of indices.

     We are sure you are aware of the continuing dramatic slide in the equity markets that have occurred since June 30th. As a consequence, the share price of Aquila Rocky Mountain Equity Fund also experienced a further decline. However, we are pleased to note that by employing the Fund's various portfolio management techniques, this decline turned out to be less than some of the various indices of market behavior. Once there is a turnaround in the equity markets, we feel that the Fund's share price will continue to perform better than average.

     INVESTING IN THE ROCKY MOUNTAIN REGION

     As we mentioned in our Annual Report of the Fund, the eight states - Arizona, Colorado, Idaho, Montana, Nevada, New Mexico, Utah and Wyoming - that make up the Rocky Mountain region continue to experience stability and growth. In our judgment, these characteristics provide us the opportunity to do better than most in terms of participation for the benefit of our shareholders.

     Aquila Rocky Mountain Equity Fund uses a multi-cap style in its overall investments. This means we tend to invest in not only some large cap companies, but primarily companies with a mid size capitalization as well as those with small size capitalization. But, more importantly, we seek companies that provide us the opportunity to strive for "growth at a reasonable price" for our investors.

     Many of our investments consist of smaller to middle size capitalization companies. These companies tend to have less complicated financial statements which investors are turning to more and more.

     Further, a significant number of companies in the Rocky Mountain region are not followed by Wall Street analysts to the same extent as other investments. Yet, the growth rates of these companies and the characteristics of these companies tend to make them attractive investments. These are the kind of companies we like and in which we specialize.

     In addition, the Rocky Mountain region continues to possess the kind of environment that attracts young and highly talented people, as well as exciting and dynamic companies in terms of their base of operation.

     All together, we continue to have a very attractive geographic area to provide us with the kind of investments that can provide positive capital gains potential over time.

     TOP TEN HOLDINGS

     We have listed below the top ten common stock holdings of Aquila Rocky Mountain Equity Fund as at June 30, 2002. As we have mentioned in the past, these holdings will vary in character and amount over time. However, we try to have the right selection process and diversification to produce the kind of positive results we would like to have for our shareholders.

                                            PERCENTAGE
      COMPANY                              OF NET ASSETS    STATE     MARKET SECTOR
      -------                              -------------    -----     -------------
      Merit Medical Systems, Inc.              5.85%         UT       Health Care
      First State Bancorporation               4.91%         NM       Financial
      International Game Technology            4.29%         NV       Consumer Services
      Microchip Technology, Inc.               4.15%         AZ       Technology
      Glacier Bancorp, Inc.                    3.70%         MT       Financial
      Viad Corp.                               3.44%         AZ       Business Services
      Prima Energy Corp.                       3.01%         CO       Energy
      Mity Enterprises, Inc.                   2.49%         UT       Capital Spending
      Zions Bancorporation                     2.46%         UT       Financial
      Medicis Pharmeceutical (Class A)         2.42%         AZ       Healthcare

     DIVERSIFICATION OF THE FUND

     We feel that you would like to see the kind of portfolio diversification that exists with the Fund by state and by market sectors. These are shown in the pie charts below.

[Graphic of a pie chart with the following information:]

            PORTFOLIO DISTRIBUTION BY REGION

         Colorado                         21.09%
         Utah                             18.39%
         Arizona                          24.40%
         Nevada                            5.58%
         Montana                           3.72%
         New Mexico                        5.86%
         Idaho                             7.90%
         Other                            13.06%


[Graphic of a pie chart with the following information:]

         PORTFOLIO DISTRIBUTION BY MARKET SECTOR

         Health Care                      13.08%
         Consumer Cyclical                 1.97%
         Telecom                           3.34%
         Basic Industry                    9.24%
         Business Services                 5.57%
         Consumer Services                17.59%
         Technology                       14.44%
         Financial                        13.09%
         Capital Spending                  3.80%
         Energy                            3.03%
         Utilities                         5.30%
         Other                             9.55%

     APPRECIATION

     We look forward to being able to provide you with a good investment through the Fund's participation in the growth potential of the Rocky Mountain region. We have great faith in the style and approach we are utilizing for the Fund. Furthermore, we are most appreciative of the trust you have placed in the Fund through your investment. We will do our best to continue to merit your confidence.

                                   Sincerely,


/s/  Barbara S. Walchli                           /s/  Lacy B. Herrmann
-----------------------                           ----------------------
Barbara S. Walchli                                Lacy B. Herrmann
Senior Vice President and                         President and
Portfolio Manager                                 Chairman, Board of Trustees


* In keeping with industry standards, total return figures indicated above do not include sales charges, but do reflect reinvestment of dividends and capital gains. Different classes of shares are offered by the Fund and their performance will vary because of differences in sales charges and fees paid by shareholders investing in different classes. The performance shown represents that of Class A shares, adjusted to reflect the absence of sales charges, which is currently a maximum amount of 4.25% for this Class (for the period July 22, 1994 through April 30, 1996, it was 4.75%). Management fees and certain expenses are being absorbed. Returns would be less if sales charges, management fees, and expenses, were applied. Share net asset value and investment return fluctuate so that an investor may receive more or less than original investment upon redemption. The prospectus of the Fund, which contains more complete information, including management fees and expenses and which discusses the special risk considerations of the geographic concentration strategy of the Fund, should, of course, be carefully reviewed before investing.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                            STATEMENT OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)


                                                                                MARKET
  SHARES    COMMON STOCKS - 90.1%                                               VALUE
----------  --------------------------------------------------------------   -----------
            BASIC INDUSTRY - 9.2%
            --------------------------------------------------------------
    7,000   Allied Waste Industries, Inc.+ ...............................   $    67,200
    3,000   Boise Cascade Corp. ..........................................       103,590
    4,000   Knight Transportation, Inc.+ .................................        92,760
    3,500   Newmont Mining Corp. .........................................        92,155
    1,500   Phelps Dodge Corp. ...........................................        61,800
    3,000   SkyWest, Inc. ................................................        70,170
                                                                             -----------
                                                                                 487,675
                                                                             -----------

            BUSINESS SERVICES - 3.4%
            --------------------------------------------------------------
    7,000   Viad Corp. ...................................................       182,000
                                                                             -----------

            CAPITAL SPENDING - 3.8%
            --------------------------------------------------------------
   12,000   Mity Enterprises, Inc. + .....................................       132,000
    4,000   Mobile Mini, Inc.+ ...........................................        68,400
                                                                             -----------
                                                                                 200,400
                                                                             -----------

            CONSUMER CYCLICALS - 2.0%
            --------------------------------------------------------------
    2,000   M.D.C. Holdings, Inc. ........................................       104,000
                                                                             -----------

            CONSUMER SERVICES - 15.8%
            --------------------------------------------------------------
    3,000   Apollo Group, Inc. (Class A)+ ................................       118,260
    3,000   Coldwater Creek, Inc.+ .......................................        73,200
    3,400   Comcast Corp. (Special Class A)+ .............................        81,056
    5,000   Echostar Communications Corp. (Class A)+ .....................        92,800
    4,000   International Game Technology + ..............................       226,800
   12,000   Liberty Media Corp. (Class A)+ ...............................       114,000
    2,000   MGM Mirage+ ..................................................        67,500
    2,000   P.F. Chang's China Bistro, Inc.+ .............................        62,840
                                                                             -----------
                                                                                 836,456
                                                                             -----------

            CONSUMER STAPLES - 1.7%
            --------------------------------------------------------------
    3,000   Albertson's, Inc. ............................................        91,380
                                                                             -----------
            ENERGY - 3.0%
            --------------------------------------------------------------
    7,000   Prima Energy Corp. + .........................................       159,530
                                                                             -----------

            FINANCIAL - 13.1%
            --------------------------------------------------------------
   10,000   First State Bancorporation ...................................   $   260,000
    8,000   Glacier Bancorp, Inc. ........................................       196,000
    2,076   Wells Fargo & Company ........................................       103,925
    2,500   Zions Bancorporation .........................................       130,250
                                                                             -----------
                                                                                 690,175
                                                                             -----------

            HEALTH CARE - 13.0%
            --------------------------------------------------------------
    5,000   Atrix Laboratories, Inc.+ ....................................       111,250
    2,000   Gaiam, Inc. + ................................................        29,280
    3,000   Medicis Pharmaceutical (Class A)+ ............................       128,280
   15,000   Merit Medical Systems, Inc.+ .................................       309,450
    2,000   Myriad Genetics, Inc. + ......................................        40,680
   10,000   Sonic Innovations, Inc.+ .....................................        70,700
                                                                             -----------
                                                                                 689,640
                                                                             -----------

            TECHNOLOGY - 18.7%
            --------------------------------------------------------------
    4,000   Avnet, Inc. ..................................................        87,960
    8,000   ClearOne Communications, Inc. + ..............................       117,840
    3,000   First Data Corp. .............................................       111,600
    4,000   Inter-Tel, Inc. ..............................................        67,840
    2,000   JDA Software Group, Inc. + ...................................        56,520
    2,000   J.D. Edwards & Co. + .........................................        24,300
    3,000   McData Corp. (Class A)+ ......................................        26,430
    8,000   Microchip Technology, Inc. + .................................       219,440
    6,000   Micron Technology, Inc.+ .....................................       121,320
    4,000   SBS Technologies, Inc.+ ......................................        48,996
    7,000   SpectraLink Corp.+ ...........................................        74,480
    3,000   Three-Five Systems, Inc.+ ....................................        34,200
                                                                             -----------
                                                                                 990,926
                                                                             -----------

            TELECOMMUNICATIONS - 1.1%
            --------------------------------------------------------------
    3,000   Intrado, Inc. + ..............................................        58,080
                                                                             -----------

            UTILITIES - 5.3%
            --------------------------------------------------------------
    1,000   IDACORP, Inc. ................................................   $    27,510
    3,000   Kinder Morgan, Inc. ..........................................       114,060
    1,000   Pinnacle West Capital Corp. ..................................        39,500
    4,000   Questar Corp. ................................................        98,800
                                                                             -----------
                                                                                 279,870
                                                                             -----------

                 Total Common Stocks (cost $3,692,862) ...................     4,770,132
                                                                             -----------

   FACE
  AMOUNT    SHORT-TERM INVESTMENTS - 9.1%
----------  --------------------------------------------------------------
$ 230,000   AIM S-T Prime                                                        230,000
  250,000   One Group Prime                                                      250,000
                                                                             -----------
                 Total Short-Term Investments (cost $480,000) ............       480,000
                                                                             -----------
            Total Investments (cost $4,172,862*) .................   99.2%     5,250,132
            Other assets less liabilities ........................    0.8         42,318
                                                                    -----    -----------
            Net Assets ...........................................  100.0%   $ 5,292,450
                                                                    =====    ===========

      *     Cost for Federal tax purposes is identical.
      +     Non-income producing security.



                 See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2002
                                   (UNAUDITED)


ASSETS
     Investments at market value (cost $4,172,862) ...........................................  $ 5,250,132
     Cash ....................................................................................      142,396
     Receivable for Fund shares sold .........................................................        8,500
     Due from Administrator for reimbursement of expenses (note 3) ...........................        4,132
     Dividends and interest receivable .......................................................        1,900
     Other assets ............................................................................        8,290
                                                                                                -----------
         Total assets ........................................................................    5,415,350
                                                                                                -----------
LIABILITIES
     Payable for investment securities purchased .............................................      113,519
     Distribution fees payable ...............................................................        3,608
     Accrued expenses ........................................................................        5,773
                                                                                                -----------
         Total liabilities ...................................................................      122,900
                                                                                                -----------
NET ASSETS ...................................................................................  $ 5,292,450
                                                                                                ===========

     Net Assets consist of:
     Capital Stock - Authorized an unlimited number of shares, par value $.01 per share ......  $     2,702
     Additional paid-in capital ..............................................................    4,255,426
     Net unrealized appreciation on investments (note 4) .....................................    1,077,270
     Accumulated net investment loss .........................................................      (20,232)
     Accumulated net realized loss on investments ............................................      (22,716)
                                                                                                -----------
                                                                                                $ 5,292,450
                                                                                                ===========

CLASS A
     Net Assets ..............................................................................  $ 3,792,410
                                                                                                ===========
     Capital shares outstanding ..............................................................      193,204
                                                                                                ===========
     Net asset value and redemption price per share ..........................................  $     19.63
                                                                                                ===========
     Offering price per share (100/95.75 of $19.63 adjusted to nearest cent) .................  $     20.50
                                                                                                ===========

CLASS C
     Net Assets ..............................................................................  $   539,564
                                                                                                ===========
     Capital shares outstanding ..............................................................       28,648
                                                                                                ===========
     Net asset value and offering price per share ............................................  $     18.83
                                                                                                ===========
     Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
         during the first 12 months after purchase) ..........................................  $     18.83*
                                                                                                ===========

CLASS Y
     Net Assets ..............................................................................  $   960,476
                                                                                                ===========
     Capital shares outstanding ..............................................................       48,346
                                                                                                ===========
     Net asset value, offering and redemption price per share ................................  $     19.87
                                                                                                ===========


                 See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2002
                                   (UNAUDITED)


INVESTMENT INCOME:

     Dividends ...................................................   $  13,136
     Interest ....................................................       3,015
                                                                     ---------
                                                                                    $  16,151

Expenses:

     Management fee (note 3) .....................................      35,856
     Legal fees ..................................................      18,140
     Registration fees and dues ..................................       9,183
     Trustees' fees and expenses .................................       8,492
     Audit and accounting fees ...................................       8,207
     Distribution and service fees (note 3) ......................       6,396
     Shareholders' reports .......................................       5,501
     Transfer and shareholder servicing agent fees ...............       4,722
     Custodian fees ..............................................       1,652
     Miscellaneous ...............................................       4,133
                                                                     ---------
     Total expenses ..............................................     102,282

     Management fee waived (note 3) ..............................     (35,856)
     Reimbursement of expenses by Manager (note 3) ...............     (29,455)
     Expenses paid indirectly (note 6) ...........................        (588)
                                                                     ---------
     Net expenses ................................................                     36,383
                                                                                    ---------
     Net investment loss .........................................                    (20,232)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions .......     (21,064)
     Change in unrealized appreciation on investments ............    (291,281)
                                                                     ---------

     Net realized and unrealized gain (loss) on investments ......                  (312,345)
                                                                                    ---------
     Net change in net assets resulting from operations ..........                  $(332,577)
                                                                                    =========

                 See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SIX MONTHS ENDED
                                                                         JUNE 30, 2002        YEAR ENDED
                                                                          (UNAUDITED)      DECEMBER 31, 2001
                                                                       ----------------    -----------------
OPERATIONS:
   Net investment loss ..............................................     $   (20,232)       $   (11,158)
   Net realized gain (loss) from securities transactions ............         (21,064)            (1,652)
   Change in unrealized appreciation on investments .................        (291,281)           277,850
                                                                          -----------        -----------
      Change in net assets from operations ..........................        (332,577)           265,040
                                                                          -----------        -----------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
   Class A Shares:
   Net realized gain on investments .................................               -            (21,950)

   Class C Shares:
   Net realized gain on investments .................................               -             (3,539)

   Class Y Shares:
   Net realized gain on investments .................................               -             (9,424)
                                                                          -----------        -----------
      Change in net assets from distributions .......................               -            (34,913)
                                                                          -----------        -----------

CAPITAL SHARE TRANSACTIONS (NOTE 8):
   Proceeds from shares sold ........................................       3,058,072            664,472
   Reinvested dividends and distributions ...........................               -             30,260
   Cost of shares redeemed ..........................................      (1,247,160)          (424,905)
                                                                          -----------        -----------
      Change in net assets from capital share transactions ..........       1,810,912            269,827
                                                                          -----------        -----------
      Change in net assets ..........................................       1,478,335            499,954

NET ASSETS:
   Beginning of period ..............................................       3,814,115          3,314,161
                                                                          -----------        -----------
   End of period ....................................................     $ 5,292,450        $ 3,814,115
                                                                          ===========        ===========

                 See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


1.   ORGANIZATION

     Aquila Rocky Mountain Equity Fund (the "Fund"), a diversified, open-end investment company, was organized on November 3, 1993 as a Massachusetts business trust and commenced operations on July 22, 1994. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998 the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At June 30, 2002 there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price on such exchanges or market system or, if there has been no sale that day, at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.   FEES AND RELATED PARTY TRANSACTIONS

a)   MANAGEMENT ARRANGEMENTS:

     The Fund has a Sub-Advisory and Administration Agreement with Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor. Under this agreement, the Manager supervises the investments of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. Besides its sub-advisory services, it also provides all administrative services. This includes providing the office of the Fund and all related services as well as overseeing the activities of all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day on the net assets of the Fund at the following annual rates; 1.50% on the first $15 million; 1.20% on the next $35 million and 0.90 of 1% on the excess over $50 million.

     The Manager agrees that the above fees shall be reduced, but not below zero, by an amount equal to the amount, if any, by which the total expenses of the Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the most restrictive expense limitation imposed upon the Fund in the states in which shares are then eligible for sale. At the present time none of the states in which the Fund's shares are sold have any such limitation.

     For the six months ended June 30, 2002, the Fund incurred Management fees of $35,856, which was voluntarily waived. Additionally, during this period the

Manager voluntarily agreed to reimburse the Fund for other expenses in the amount of $29,455. Of this amount, $25,323 was paid prior to June 30, 2002 and the balance of $4,132 was paid in early July 2002.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b)   DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.25% of the Fund's average net assets represented by Class A Shares. For the six months ended June 30, 2002, service fees on Class A Shares amounted to $4,134 of which the Distributor received $681.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 2002, amounted to $1,696. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 2002, amounted to $566. The total of these payments with respect to Class C Shares amounted to $2,262 of which the Distributor received $454.

     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within the general Rocky Mountain region, with the bulk of sales commissions inuring to such dealers. For the six months ended June 30, 2002, total commissions on sales of Class A Shares amounted to $2,550 of which the Distributor received $20.

c)   OTHER RELATED PARTY TRANSACTIONS:

     For the six months ended June 30, 2002 the Fund accrued legal fees of $18,140 of which $18,028 were allocable to Hollyer Brady Smith & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.

4.   PURCHASES AND SALES OF SECURITIES

     During the six months ended June 30, 2002, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $1,489,137 and $42,127, respectively.

     At June 30, 2002, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $1,414,034 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $336,764 for a net unrealized appreciation of $1,077,270.

5.   DISTRIBUTIONS

     The Fund declares annual distributions to shareholders from net investment income, if any, and from net realized capital gains, if any. Distributions are recorded by the Fund on the ex-dividend date and paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

     At December 31, 2001, the Fund had a capital loss carryover of approximately $1,652 which expires on December 31, 2009. This amount is available to offset future net gains on securities transactions to the extent provided for in the Internal Revenue Code and its probable the gain so offset will not be distributed.

6.   EXPENSES

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in equity securities rather than leave cash on deposit.

7.   PORTFOLIO ORIENTATION

     The Fund's investments are primarily invested in the securities of companies within the eight state Rocky Mountain region and therefore are subject to economic and other conditions affecting the various states which comprise the region. Accordingly, the investment performance of the Fund might not be comparable with that of a broader universe of companies.

8.   CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Fund were as follows:

                                         SIX MONTHS ENDED
                                           JUNE 30, 2002               YEAR ENDED
                                            (UNAUDITED)             DECEMBER 31, 2001
                                      -----------------------     ---------------------
                                       SHARES        AMOUNT        SHARES       AMOUNT
                                       ------        ------        ------       ------
CLASS A SHARES:
   Proceeds from shares sold .......   92,857     $ 1,913,901      24,922     $ 494,811
   Reinvested dividends and
      distributions ................       --              --         860        17,647
   Cost of shares redeemed .........  (14,293)       (293,248)    (18,531)     (366,604)
                                      -------     -----------     -------     ---------

      Net change ...................   78,564       1,620,653       7,251       145,854
                                      -------     -----------     -------     ---------


CLASS C SHARES:
   Proceeds from shares sold .......   10,741         212,425       8,603       169,561
   Reinvested dividends and
      distributions ................        -               -         161         3,189
   Cost of shares redeemed .........     (506)         (9,363)     (3,058)      (58,301)
                                      -------     -----------     -------     ---------

      Net change ...................   10,235         203,062       5,706       114,449
                                      -------     -----------     -------     ---------


CLASS Y SHARES:
   Proceeds from shares sold .......   44,520         931,746           5           100
   Reinvested dividends and
      distributions ................        -               -         455         9,424
   Cost of shares redeemed .........  (45,224)       (944,549)          -             -
                                      -------     -----------     -------     ---------
      Net change ...................     (704)        (12,803)        460         9,524
                                      -------     -----------     -------     ---------
Total transactions in Fund
   shares ..........................   88,095     $ 1,810,912      13,417     $ 269,827
                                      =======     ===========     =======     =========

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                              FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               CLASS A
                                                     ---------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                       YEAR ENDED DECEMBER 31,
                                                       6/30/02      ------------------------------------------------------
                                                     (UNAUDITED)     2001        2000        1999        1998        1997
                                                     -----------    ------      ------      ------      ------      ------
Net asset value, beginning of period ..............    $20.96       $19.64      $19.96      $16.76      $17.89      $15.05
                                                       ------       ------      ------      ------      ------      ------
Income (loss) from investment operations:
   Net investment income (loss) ...................    (0.08)       (0.07)      (0.03)      (0.04)        -          0.01
   Net gain (loss) on securities (both realized
      and unrealized) .............................    (1.25)        1.58       (0.09)       3.48       (0.96)       3.44
                                                       ------       ------      ------      ------      ------      ------
   Total from investment operations ...............    (1.33)        1.51       (0.12)       3.44       (0.96)       3.45
                                                       ------       ------      ------      ------      ------      ------
Less distributions (note 5):
   Dividends from net investment income ...........      -            -           -           -         (0.01)        -
   Distributions from capital gains ...............      -          (0.19)      (0.20)      (0.24)      (0.16)      (0.61)
                                                       ------       ------      ------      ------      ------      ------
   Total distributions ............................      -          (0.19)      (0.20)      (0.24)      (0.17)      (0.61)
                                                       ------       ------      ------      ------      ------      ------
Net asset value, end of period ....................    $19.63       $20.96      $19.64      $19.96      $16.76      $17.89
                                                       ======       ======      ======      ======      ======      ======
Total return (not reflecting sales charge) ........    (6.35)%+      7.73%      (0.55)%     20.56%      (5.31)%     23.01%

Ratios/supplemental data
   Net assets, end of period (in thousands) .......    $3,792       $2,403      $2,109      $1,363      $1,880      $3,144
   Ratio of expenses to average net assets ........     1.52%*       1.60%       1.57%       1.55%       1.74%       1.58%
   Ratio of net investment loss to average
      net assets ..................................    (0.85)%*     (0.44)%     (0.20)%     (0.27)%     (0.22)%     (0.03)%
   Portfolio turnover rate ........................     0.96%+      28.54%      29.27%       6.45%      19.52%      10.39%

The expense and net investment income ratios without the effect of the voluntary waiver of fees and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ........     4.23%*       4.81%       5.57%       5.86%       4.74%       6.48%
   Ratio of net investment loss to average net assets  (3.56)%*     (3.66)%     (4.20)%     (4.59)%     (3.22)%     (4.93)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ........     1.50%       *1.50%       1.51%       1.51%       1.55%       1.50%

----------
Note: Effective July 28, 1999, Aquila Management Corporation assumed the role of
      Investment Adviser, replacing KPM Investment Management, Inc.

+     Not annualized.

*     Annualized.


                 See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                   CLASS C
                                                 -----------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                        YEAR ENDED DECEMBER 31,
                                                   6/30/02      --------------------------------------------------------
                                                 (UNAUDITED)     2001         2000        1999        1998         1997
                                                 -----------    ------       ------      ------      ------       ------

Net asset value, beginning of period ..........    $20.19       $19.07       $19.53      $16.53      $17.79       $15.07
                                                   ------       ------       ------      ------      ------       ------
Income (loss) from investment operations:
   Net investment income (loss) ...............    (0.15)       (0.21)       (0.17)      (0.19)      (0.16)       (0.11)
   Net gain (loss) on securities
     (both realized and unrealized) ...........    (1.21)        1.52        (0.09)       3.43       (0.93)        3.44
                                                   ------       ------       ------      ------      ------       ------
   Total from investment operations ...........    (1.36)        1.31        (0.26)       3.24       (1.09)        3.33
                                                   ------       ------       ------      ------      ------       ------
Less distributions (note 5):
   Distributions from net investment income ...      -            -            -           -         (0.01)         -
   Distributions from capital gains ...........      -          (0.19)       (0.20)      (0.24)      (0.16)       (0.61)
                                                   ------       ------       ------      ------      ------       ------
   Total distributions ........................      -          (0.19)       (0.20)      (0.24)      (0.17)       (0.61)
                                                   ------       ------       ------      ------      ------       ------
Net asset value, end of period ................    $18.83       $20.19       $19.07      $19.53      $16.53       $17.79
                                                   ======       ======       ======      ======      ======       ======
Total return (not reflecting sales charge) ....    (6.74)%+      6.91%       (1.28)%     19.63%      (6.07)%      22.18%

Ratios/supplemental data
   Net assets, end of period
      (in thousands) ..........................     $540         $372         $242        $185        $162           $7
   Ratio of expenses to average net assets ....     2.27%*       2.34%        2.29%       2.34%       2.53%        2.34%
   Ratio of net investment income (loss)
      to average net assets ...................    (1.60)%*     (1.23)%      (0.94)%     (1.10)%     (1.07)%      (0.78)%
   Portfolio turnover rate ....................    0.96%+       28.54%       29.27%       6.45%      19.52%       10.39%

The expense and net investment income ratios without the effect of the voluntary waiver of fees and the voluntary expense reimbursement were:

Ratio of expenses to average net assets .......     5.00%*       5.52%        6.32%       6.59%       5.70%        7.19%
Ratio of net investment loss to
   average net assets .........................    (4.33)%*     (4.40)%      (4.97)%     (5.35)%     (4.23)%      (5.63)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

Ratio of expenses to average net assets .......     2.25%*       2.25%        2.23%       2.30%       2.33%        2.26%

                                                                                   CLASS Y
                                                 -----------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                        YEAR ENDED DECEMBER 31,
                                                   6/30/02      --------------------------------------------------------
                                                 (UNAUDITED)     2001         2000        1999        1998         1997
                                                 -----------    ------       ------      ------      ------       ------
Net asset value, beginning of period ..........    $21.19       $19.81       $20.07      $16.82      $17.91       $15.07
                                                   ------       ------       ------      ------      ------       ------
Income (loss) from investment operations:
   Net investment income (loss) ...............    (0.06)       (0.02)        0.03       (0.01)       0.03         0.04
   Net gain (loss) on securities
      (both realized and unrealized) ..........    (1.26)        1.59        (0.09)       3.50       (0.95)        3.41
                                                   ------       ------       ------      ------      ------       ------
   Total from investment operations ...........    (1.32)        1.57        (0.06)       3.49       (0.92)        3.45
                                                   ------       ------       ------      ------      ------       ------
Less distributions (note 5):
   Distributions from net investment income ...      -            -            -           -         (0.01)         -
   Distributions from capital gains ...........      -          (0.19)       (0.20)      (0.24)      (0.16)       (0.61)
                                                   ------       ------       ------      ------      ------       ------
   Total distributions ........................      -          (0.19)       (0.20)      (0.24)      (0.17)       (0.61)
                                                   ------       ------       ------      ------      ------       ------
Net asset value, end of period ................    $19.87       $21.19       $19.81      $20.07      $16.82       $17.91
                                                   ======       ======       ======      ======      ======       ======
Total return (not reflecting sales charge) ....    (6.23)%+      7.97%       (0.25)%     20.78%      (5.08)%      22.98%

Ratios/supplemental data
   Net assets, end of period
      (in thousands) ..........................     $960        $1,040        $962        $922        $789         $795
   Ratio of expenses to average net assets ....     1.27%*       1.35%        1.29%       1.33%       1.52%        1.34%
   Ratio of net investment income (loss)
      to average net assets ...................    (0.59)%*     (0.18)%       0.06%      (0.09)%     (0.01)%       0.16%
   Portfolio turnover rate ....................    0.96%+       28.54%       29.27%       6.45%      19.52%       10.39%

The expense and net investment income ratios without the effect of the voluntary waiver of fees and the voluntary expense reimbursement were:

Ratio of expenses to average net assets .......    3.92%*        4.59%        5.32%       5.60%       4.58%        5.34%
Ratio of net investment loss to
   average net assets .........................    (3.24)%*     (3.42)%      (3.96)%     (4.36)%     (3.07)%      (3.84)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

Ratio of expenses to average net assets .......    1.25%*        1.25%        1.23%       1.30%       1.32%        1.27%


----------
Note: Effective July 28, 1999, Aquila Management Corporation assumed the role of investment adviser, replacing KPM Investment Management, Inc.
+     Not annualized.
*     Annualized.


                 See accompanying notes to financial statements.

1043: